Shareholders' Equity (Compensation Expenses) (Details) - Phantom Options - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 32,065,000	$ 25,893,000	$ 10,402,000
Cost Of Revenues
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	10,056,000	5,859,000	1,176,000
General And Administrative Expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	18,024,000	17,864,000	8,804,000
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation expense	$ 3,985,000	$ 2,170,000	$ 422,000